12. Fair value measurement (Details - ILIAD and Streeterville Capital) - Derivative Liability [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Expected Term [Member] | ILIAD Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0.31-0.40	0.84-1.00
Measurement Input, Expected Term [Member] | Streeterville Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0.41-0.5
Measurement Input, Risk Free Interest Rate [Member] | ILIAD Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	1.56%-1.58%	0.07%-0.12%
Measurement Input, Risk Free Interest Rate [Member] | Streeterville Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	1.6%-2.38%
Measurement Input, Price Volatility [Member] | ILIAD Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	75%-122%	111.94%-119.90%
Measurement Input, Price Volatility [Member] | Streeterville Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	120%-160%
Measurement Input, Expected Dividend Rate [Member] | ILIAD Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0%	0%
Measurement Input, Expected Dividend Rate [Member] | Streeterville Convertible Bond [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0%